UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Name and address of agent for service)

(800) 915-6566

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guinness Atkinson Alternative Energy Fund GAAEX Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$103	1.10%
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Alternative Energy Fund produced a total return of -11.85% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Itron, Hubbell, and Schneider all performed strongly, driven by an acceleration in global electrification activity, the re-industrialisation of the United States and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins.

  Trane Technologies was the individual strongest contributor in the portfolio, helped by its positioning with respect to data centres as well as regulatory changes (which increase the need for better HVAC).

  First Solar was the strongest performer in the solar sector. As the US's leading domestic module manufacturer, the company is a key beneficiary of the IRA. As such, it finds it modules in high demand from US utility solar players who are drawn to the security of delivery of its products. First Solar's modules are now sold out until the end of 2027.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, comprising EV component and lithium-ion battery manufacturers, suffering from downgrades to global auto production, delays in EV launch schedules, and the threat of increasing Chinese competition.

  Nibe shares were under pressure as weak demand meant that the heat pump market remained overstocked at the distributor level as lower cost Asian competition intensified.

  Residential solar inverter manufacturers, Enphase and SolarEdge, delivered negative contribution as results were weighed down by an inventory destocking cycle. Management indicate that with cycle has ended in the United States and is close to ending in Europe, suggesting a more positive outlook for 2025.

  The largest individual negative contributor in the year was Vestas, which announced a negative change to the accounting approach it uses for its service contracts. Beyond this specific accounting issue for Vestas, the wind industry continued to recover from its cyclical trough but negative sentiment around Trump's election caused weakness into the end of the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	-11.85%	8.72%	4.00%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/alternative-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$18,744,520
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$34,425

What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	5.20%
Schneider Electric SE	5.10%
Hubbell Inc	4.90%
Nextera Energy Inc	4.90%
Eaton Corp PLC	4.80%
Trane Technologies PLC	4.80%
Siemens AG	4.80%
Legrand SA	4.50%
Itron Inc	4.10%
Owens Corning	3.70%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Asia Focus Fund IASMX Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$203	1.99%
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Asia Focus Fund produced a total return of 4.36% vs the MSCI AC Far East ex Japan Index (net return) of 12.42%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Technology and Financials made positive contributions to Fund performance while exposure to Consumer Discretionary, Industrials and Health care were the main drags.

  Notable in the technology sector was the difference in performance between those exposed to capital expenditure supporting the roll out of Artificial intelligence (AI), and those exposed to consumer electronics.

  Declining interest rates, a pivot in Chinese economic policy to support near-term growth and the AI theme were the main macro-economic factors driving Asian markets.

  The top performing stocks were Broadcom (+110%), Taiwan Semiconductor Manufacturing Co (+71%) and Elite Material (+54%). China Merchants bank, DBS and Ping An Insurance led the financials. The weakest stocks were Hanon Systems (-52%) in Korea, Chian Medical System (-43%), Venustech (-42%) and Samsung Electronics (-40%).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	4.36%	-1.26%	3.20%
MSCI AC Far East ex Japan Index (Net Return)	12.42%	0.95%	3.80%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/asia-focus-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$9,788,374
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$49,605

What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc	7.70%
Taiwan Semiconductor Manufacturing Co Ltd	6.70%
Elite Material Co Ltd	5.60%
Applied Materials Inc	4.90%
DBS Group Holdings	4.80%
NetEase Inc - ADR	4.70%
Tencent Holdings Ltd	4.40%
China Merchants Bank Co Ltd - H Shares	4.00%
Geely Automobile Holdings Ltd	4.00%
JD.com Inc	4.00%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	16.30%
Commercial Banks	8.80%
E-Commerce/Services	7.00%
Semiconductor Components - Integrated Circuits	6.70%
Electronic Component Miscellaneous	5.60%
Entertainment Software	4.70%
Internet Application Software	4.40%
Auto - Cars/Light Trucks	4.00%
Machinery - General Industries	3.90%
Food - Dairy Products	3.50%
Photo Equipment & Supplies	3.30%
MRI/Medical Diagnostic Imaging	3.30%
Building Products - Cement/Aggregates	3.30%
Rental Auto/Equipment	3.10%
Textile - Apparel	3.00%
E-Commerce/Products	3.00%
Insurance	3.00%
Medical Products	2.90%
Travel Services	2.90%
Machinery - Construction & Mining	2.60%
Auto/Truck Parts & Equipment	1.80%
Pharmaceuticals	1.70%
Internet & Direct Marketing Retail	0.20%
Metal Processors & Fabricators	0.00%
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson China & Hong Kong Fund ICHKX Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$194	1.94%
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson China & Hong Kong Fund produced a total return of 0.07% vs the MSCI China Index (net return) of 19.42%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in the Consumer Staples sector, driven by Inner Mongolia Yili and Chongqing Fuling Zhacai. Both outperformed the sector.

  Stock selection in the Consumer Discretionary Sector, driven by Geely, Pinduoduo (not held), Haier Smart Home, Suofeiya Home Collection and Midea Group.

Areas which detracted from the Fund's relative performance were:

  The underweight position in Tencent. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%, putting the Fund underweight to the stock.

  The underweight in the large state owned enterprise banks, where the Fund has no exposure.

  Lack of exposure to the Materials, Energy and Utilities sectors.

  The fund is overweight to growth, the onshore market and small and mid caps, which all underperformed.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	0.07%	-6.94%	0.25%
MSCI China Index (Net Return)	19.42%	-3.44%	1.88%
Hang Seng Composite Index	22.10%	-1.61%	2.38%

The MSCI China Index is the Fund's primary benchmark and replaces the Hang Seng Composite Index. The MSCI China Index is more representative of the Fund's investment strategies.

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/china-hong-kong-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$23,774,994
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	9%
Total Advisory Fees Paid ($)	$254,924

What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Geely Automobile Holdings Ltd	6.90%
Tencent Holdings Ltd	5.50%
Midea Group Co Ltd	4.00%
China Merchants Bank Co Ltd - H Shares	3.70%
Hong Kong Exchanges & CL	3.60%
Haier Smart Home Co Ltd	3.60%
JD.com Inc	3.50%
Inner Mongolia Yili - A Shares	3.50%
AIA Group Ltd	3.50%
Sany Heavy Industry Co	3.50%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Global Energy Fund GAGEX Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$145	1.46%
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Global Energy Fund produced a total return of -1.72% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Canadian integrateds: Holdings such as Suncor and Imperial Oil benefitted from their operational leverage and a narrowing of the differential between Canadian and US oil benchmarks

  Midstream: Pipeline companies Enbridge and Kinder Morgan performed strongly in the second half of the year as the interest rate easing cycle commenced

  Galp: exploration success offshore Namibia boosted expectations of a material uplift in Galp's proven oil and gas reserves in the coming years

  North American large-caps: Nine of the top ten contributors were North American listed, dominated by larger-cap companies, as domestic equity markets strengthened and the prospect of a Trump victory brought the potential for lower regulation. Both Exxon and its acquisition target Pioneer Natural Resources were in the top five contributors.

Sectors in the portfolio that were relatively weaker over the period included:

  Exploration and production: There was a spread within the group but lower quality E&Ps were weaker (Devon) while the oil-biased E&Ps (EOG/ Diamondback) delivered well. Conoco shares were weaker after the proposed acquisition of Marathon Oil.

  Services: Large-cap diversified service companies Schlumberger and Halliburton underperformed, driven by a pullback in longer-term oil spending in Saudi and a flat US oil/gas rig count. Baker Hughes delivered well due to growing expectations for natural gas turbines required in power generation to satisfy the surge in electricity demand coming from data centres and AI querying.

  European integrateds: The group suffered from weakening European refining margins, bottom of the cycle chemicals margins and investor concerns over energy transition risk. Political upheaval in France caused weakness for TotalEnergies in 4Q24 (leaving the shares at a 10% discount to European peers) while Equinor (which supplies around one third of Northwest Europe's gas needs) weakened further from its 2022 peak caused by European gas price strength.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	-1.72%	5.40%	0.67%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%
MSCI World Energy Index (Net Return)	2.70%	8.09%	3.57%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$9,768,335
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$8,712

What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Chevron Corp	5.80%
Shell PLC	5.60%
Exxon Mobil Corp	5.40%
TotalEnergies SE	5.00%
ConocoPhillips	4.60%
BP PLC	4.40%
Kinder Morgan Inc	4.30%
Suncor Energy Inc	4.10%
Valero Energy Corp	4.00%
EOG Resources Inc	3.80%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Global Innovators Fund Investor Class/IWIRX Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$136	1.24%
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 19.54% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

The Fund's relative performance over 2024-to-date can be attributed to the following:

  The Fund held six of the 'Magnificent Seven' stocks that have continued to dominate developed market equity performance. The fund held Apple, Alphabet, Amazon, Meta, Microsoft and Nvidia but did not own Tesla.

  Through the year, a number of events brought 'growth' stocks into favour namely the Federal Reserve's first interest rate cut, continued enthusiasm for Artificial Intelligence and Trump's election success within the final months of the year, all benefitting Fund performance over 2024.

  The Fund's largest overweight position was to the Information Technology sector and this contributed to positive asset allocation as it was among the top-performing sectors over the year (+33.1% USD). Further, having no exposure to the weaker performing sectors of Materials, Energy and Consumer Staples provided a material benefit to performance.

  Stock selection within the Information Technology sector was the greatest detractor to relative Fund performance. The software company Adobe, (-25.5% USD), was the Fund's weakest performer over the year as the company struggled with intensifying competition and monetisation of its AI tools.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	19.54%	14.15%	12.20%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%
NASDAQ Composite Index	29.57%	17.47%	16.19%

The Fund will no longer compare its performance to the NASDAQ Composite Index. The MSCI World Index (Net Return) remains as the Fund's primary index.

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$203,173,883
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	25%
Total Advisory Fees Paid ($)	$1,495,254

What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
NVIDIA Corp	4.00%
Mastercard Inc	3.80%
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
London Stock Exchange Group PL	3.80%
Amazon.com Inc	3.70%
AMETEK Inc	3.60%
Visa Inc	3.60%
Alphabet Inc - A Shares	3.60%
ANTA Sports Products Ltd	3.60%
Netflix Inc	3.50%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

At a meeting of the Board of Trustees of the Trust held on February 24, 2025, the Board of Trustees approved the amendment to the Advisory Agreement related to the Global Innovators Fund. Effective February 24, 2025, the Advisory agreement changed from 0.75% of average daily net assets up to $500 million and 0.60% of average daily net assets in excess of $500 million to 0.75% of average daily net assets up to $250 million and 0.50% of average daily net assets in excess of $250 million.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated May 1, 2024 at https://www.gafunds.com/our-funds/global-innovators-fund/.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Guinness Atkinson Global Innovators Fund Institutional Class/GINNX Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$109	0.99%
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 19.83% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

The Fund's relative performance over 2024-to-date can be attributed to the following:

  The Fund held six of the 'Magnificent Seven' stocks that have continued to dominate developed market equity performance. The fund held Apple, Alphabet, Amazon, Meta, Microsoft and Nvidia but did not own Tesla.

  Through the year, a number of events brought 'growth' stocks into favour namely the Federal Reserve's first interest rate cut, continued enthusiasm for Artificial Intelligence and Trump's election success within the final months of the year, all benefitting Fund performance over 2024.

  The Fund's largest overweight position was to the Information Technology sector and this contributed to positive asset allocation as it was among the top-performing sectors over the year (+33.1% USD). Further, having no exposure to the weaker performing sectors of Materials, Energy and Consumer Staples provided a material benefit to performance.

  Stock selection within the Information Technology sector was the greatest detractor to relative Fund performance. The software company Adobe, (-25.5% USD), was the Fund's weakest performer over the year as the company struggled with intensifying competition and monetisation of its AI tools.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	19.83%	14.43%	12.45%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%
NASDAQ Composite Index	29.57%	17.47%	16.19%

The Fund will no longer compare its performance to the NASDAQ Composite Index. The MSCI World Index (Net Return) remains as the Fund's primary index.

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$203,173,883
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	25%
Total Advisory Fees Paid ($)	$1,495,254

What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
NVIDIA Corp	4.00%
Mastercard Inc	3.80%
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
London Stock Exchange Group PL	3.80%
Amazon.com Inc	3.70%
AMETEK Inc	3.60%
Visa Inc	3.60%
Alphabet Inc - A Shares	3.60%
ANTA Sports Products Ltd	3.60%
Netflix Inc	3.50%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

At a meeting of the Board of Trustees of the Trust held on February 24, 2025, the Board of Trustees approved the amendment to the Advisory Agreement related to the Global Innovators Fund. Effective February 24, 2025, the Advisory agreement changed from 0.75% of average daily net assets up to $500 million and 0.60% of average daily net assets in excess of $500 million to 0.75% of average daily net assets up to $250 million and 0.50% of average daily net assets in excess of $250 million.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated May 1, 2024 at https://www.gafunds.com/our-funds/global-innovators-fund/.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-915-6565.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffrey Long is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Guinness Atkinson Funds	FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$103,250	$112,300
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$16,500	$19,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Guinness Atkinson Funds	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Guinness Atkinson Funds	FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GUINNESS ATKINSON
FUNDS

Annual Financials
& Other Information

December 31, 2024

Guinness Atkinson™ Funds

December 31, 2024

TABLE OF CONTENTS

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Alternative Energy Fund	3
Asia Focus Fund	5
China & Hong Kong Fund	7
Global Energy Fund	9
Global Innovators Fund	11
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	27
Supplemental Information	39
Report of Independent Registered Public Accounting Firm	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Guinness Atkinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.gafunds.com/

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 99.8%	Value
	Electrification: 23.7%
8,907	APTIV PLC*	$538,695
8,782	Gentherm Inc.*	350,621
19,432	Infineon Technologies AG	632,161
28,774	Johnson Matthey PLC	482,755
2,267	LG Chem Ltd.	383,393
2,858	NXP Semiconductors NV	594,035
9,724	ON Semiconductor Corp.*	613,098
2,239	Samsung SDI Co., Ltd.	374,871
17,168	Sensata Technologies Holding	470,403
		4,440,032
	Energy Efficiency: 18.1%
14,191	Ameresco*	333,205
2,203	Hubbell Inc.	922,815
3,086	Installed Building Products Inc.	540,822
4,127	Owens Corning[1]	702,911
2,429	Trane Technologies PLC	897,151
		3,396,904
	Renewable Energy Generation: 20.7%
575,000	China Longyuan Power Group Corp. - H Shares	476,779
732,000	China Suntien Green Energy Corp. Ltd. - H Shares	346,835
71,325	Iberdrola SA	982,820
12,790	Nextera Energy Inc.	916,915
9,747	Ormat Technologies Inc.	660,067
11,107	Orsted AS	500,266
		3,883,682
	Renewable Equipment Manufacturing: 37.3%
26,919	Canadian Solar Inc.*	299,339
2,706	Eaton Corp PLC	898,040
3,746	Enphase Energy Inc.*	257,275
3,385	First Solar Inc.*	596,572
7,099	Itron Inc.*	770,809
8,647	Legrand SA	842,479
3,836	Schneider Electric SE	957,406
4,590	Siemens AG	896,691
2,828	Solaredge Technologies Inc.*	38,461
21,348	Spie SA	664,413
11,380	TPI Composites Inc.*	21,508
29,345	Vestas Wind Systems A/S*	399,858
850,200	Xinyi Solar Holdings Ltd.	343,727
		6,986,578

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 99.8%	Value
	Total Common Stocks (cost $25,127,629)	18,707,196

	Total Investments in Securities (cost $25,127,629): 99.8%	$18,707,196

	Other Assets less Liabilities: 0.2%	37,324

	Net Assets: 100.0%	$18,744,520

*	Non-income producing security.

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 99.0%	Value
	Australia: 6.2%
34,519	Corporate Travel Management Ltd.	$283,139
19,149	Sonic Healthcare Ltd.	320,182
		603,321
	China: 54.3%
22,600	Alibaba Group Holding Ltd.	239,772
600	Alibaba Group Holding Ltd. - ADR	50,874
12,300	Autohome Inc. - ADR	319,185
3,400	Baidu Inc. - ADR*	286,654
293,000	China Medical System Holdings Ltd.	284,825
76,500	China Merchants Bank Co., Ltd. - H Shares	393,990
205,000	Geely Automobile Holdings Ltd.	391,170
111,000	Haitian International Holdings Ltd.	301,557
83,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	343,107
380	JD.com Inc. - CL A	6,654
11,260	JD.com Inc. - ADR	390,384
800	Meituan - Class B*[1]	15,626
111,909	NARI Technology Co., Ltd. - A Shares	384,728
5,200	NetEase Inc. - ADR	463,892
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	290,529
114,600	Sany Heavy Industry Co., Ltd. - A Shares	257,446
36,900	Shenzhou International	294,565
417,000	Sino Biopharmaceutical Ltd.	171,810
8,000	Tencent Holdings Ltd.	429,526
		5,316,294
	Singapore: 4.8%
14,618	DBS Group Holdings Ltd.	467,999

	South Korea: 5.5%
65,683	Hanon Systems	178,176
10,050	Samsung Electronics Co., Ltd.	361,684
		539,860
	Taiwan: 15.6%
29,000	Elite Material Co., Ltd.	546,452
4,000	Largan Precision Co., Ltd.	326,249
2	Shin Zu Shing Co., Ltd.	13
20,000	Taiwan Semiconductor Manufacturing Co., Ltd.	655,548
		1,528,262

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 99.0%	Value
	United States: 12.6%
2,936	Applied Materials Inc.	$477,482
3,260	Broadcom Inc.	755,798
		1,233,280

	Total Common Stocks (cost $7,314,765)	9,689,016

	Total Investments in Securities (cost $7,314,765): 99.0%	9,689,016

	Other Assets less Liabilities: 1.0%	99,358

	Net Assets: 100.0%	$9,788,374

*	Non-income producing security.

ADR - American Depository Receipt

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 100.4%	Value
	Appliances: 10.9%
238,800	Haier Smart Home Co., Ltd. - H Shares	$845,533
93,700	Midea Group Co., Ltd.	960,764
108,709	Zhejiang Supor Cookware - A Shares	788,501
		2,594,798
	Application Software: 3.4%
597,000	TravelSky Technology Ltd.	799,413

	Auto/Cars - Light Trucks: 6.9%
861,000	Geely Automobile Holdings Ltd.	1,642,914

	Auto/Truck Parts & Equipment: 6.1%
254,000	Haitian International Holdings Ltd.	690,049
491,480	Weichai Power Co., Ltd. - H Shares	751,771
		1,441,820
	Commercial Banks: 3.7%
173,000	China Merchants Bank Co., Ltd. - H Shares	890,983

	E-Commerce/Services: 6.9%
24,500	Alibaba Group Holding Ltd.	259,930
6,020	Alibaba Group Holding Ltd. - ADR	510,436
1,352	JD.com Inc.	23,674
24,200	JD.com Inc. - ADR	839,014
		1,633,054
	Electronic Components: 3.0%
292,289	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	721,564

	Energy-Alternate: 5.1%
299,370	Hangzhou First Applied Materials Co., Ltd.	603,968
1,489,987	Xinyi Solar Holdings Ltd.	602,387
		1,206,355
	Finance: 3.6%
22,500	Hong Kong Exchanges & Clearing Ltd.	854,031

	Food-Dairy Products: 6.9%
416,130	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	801,521
201,300	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	828,145
		1,629,666
	Home Furnishings: 3.3%
336,900	Suofeiya Home Collection - A Shares	788,983

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 100.4%	Value
	Insurance: 6.8%
114,000	AIA Group Ltd.	$826,374
134,000	Ping An Insurance Group Company of China Ltd. - H Shares	794,507
		1,620,881
	Internet Application Software: 5.5%
24,300	Tencent Holdings Ltd.	1,304,685

	Internet Content - Entertainment: 3.1%
8,275	NetEase Inc. - ADR	738,213

	Machinery-General Industry: 10.0%
225,468	NARI Technology Co., Ltd. - A Shares	775,128
366,097	Sany Heavy Industry Co., Ltd. - A Shares	822,426
98,854	Shenzhen Inovance Technology Co., Ltd. - A Shares	789,382
		2,386,936
	Pharmaceuticals: 6.0%
1,024,400	CSPC Pharmaceutical Group Ltd.	630,465
1,938,500	Sino Biopharmaceutical Ltd.	798,692
		1,429,157
	Real Estate Operations/Development: 3.2%
476,000	China Overseas Land & Investments Ltd.	759,962

	Retail - Apparel/Shoe: 3.0%
90,000	Shenzhou International Group Holdings Ltd.	718,452

	Web Portals: 3.0%
8,510	Baidu Inc. - ADR*	717,478

	Total Common Stocks (cost $28,472,942)	23,879,345

	Total Investments in Securities (cost $28,472,942): 100.4%	23,879,345

	Liabilities less Other Assets: -0.4%	(104,351)

	Net Assets: 100.0%	$23,774,994

*	Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 98.0%	Value
	Oil & Gas - Exploration & Production: 19.3%
11,514	Canadian Natural Resources Ltd.	355,485
4,521	ConocoPhillips	448,348
93,640	Deltic Energy PLC*	6,566
7,504	Devon Energy Corp.	245,606
2,154	Diamondback Energy Inc.	352,890
2,070	Diversified Energy Co PLC	34,833
200,181	EnQuest PLC*	31,480
3,056	EOG Resources Inc.	374,604
119,232	Pharos Energy PLC	36,575
5,221,570	Reabold Resources PLC*	3,105
		1,889,492
	Oil & Gas - Field Services: 9.8%
6,833	Baker Hughes Company	280,290
10,285	Halliburton Company	279,649
10,235	Helix Energy Solutions Group, Inc.*	95,390
7,954	Schlumberger Ltd.	304,956
		960,285
	Oil & Gas - Integrated: 55.1%
88,151	BP PLC	433,752
19,670	Cenovus Energy Inc.	298,173
3,904	Chevron Corp.	565,455
23,852	Eni SpA	323,478
13,664	Equinor ASA	318,604
4,933	Exxon Mobil Corp.	530,643
20,047	Galp Energia Sgps Sa	331,277
5,648	Imperial Oil Ltd.	348,086
6,654	OMV AG	257,417
298,000	PetroChina Co., Ltd. - H Shares	234,434
25,373	Repsol SA	307,303
17,533	Shell PLC	547,041
11,265	Suncor Energy, Inc.	402,106
8,807	Total Energies SE	486,974
		5,384,743
	Oil & Gas - Pipelines and Transportation: 8.1%
8,576	Enbridge Inc.	363,880
15,373	Kinder Morgan Inc.	421,220
		785,100
	Oil Refining & Marketing: 5.7%
300,000	China Petroleum & Chemical	$171,888
3,149	Valero Energy, Corp.	386,036
		557,924

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 98.0%	Value
	Total Common Stocks (cost $11,805,129)	9,577,544

	Total Investments in Securities (cost $11,805,129): 98.0%	9,577,544

	Other Assets less Liabilities: 2.0%	190,791

	Net Assets: 100.0%	$9,768,335

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 98.8%	Value
	Application Software: 10.0%
10,859	Intuit Inc.	$6,824,882
15,433	Microsoft Corp.	6,505,010
20,619	salesforce.com Inc.	6,893,550
		20,223,442
	Computers: 3.4%
27,943	Apple Inc.	6,997,486

	Diversified Manufacturing Operations: 8.9%
26,611	Danaher Corp.	6,108,555
11,465	Roper Industries, Inc.	5,960,080
11,692	Thermo Fisher Scientific Inc.	6,082,529
		18,151,164
	E-Commerce: 3.7%
34,529	Amazon.com Inc.*	7,575,317

	Electronic Components - Semiconductor: 10.4%
100,463	Amphenol Corporation	6,977,155
185,310	Infineon Technologies AG	6,028,499
60,380	NVIDIA Corp.	8,108,430
		21,114,084
	Enterprise Software/Services: 3.0%
13,619	Adobe Inc.*	6,056,097

	Finance - Other Services: 14.4%
44,480	Intercontinental Exchange, Inc.	6,627,965
54,181	London Stock Exchange Group PL	7,655,441
14,774	Mastercard Inc .	7,779,545
22,966	Visa Inc.	7,258,175
		29,321,126
	Internet Content: 6.8%
11,689	Meta Platforms Inc. - Class A	6,844,026
7,914	Netflix Inc.*	7,053,907
		13,897,933
	Machinery - Electric Utility: 6.7%
116,223	ABB Ltd.	$6,285,405
40,440	AMETEK Inc.	7,289,714
		13,575,119
	Medical Instrument: 6.3%
80,376	Medtronic PLC	6,420,435
120,930	Siemens Healthineers AG1	6,414,824
		12,835,259

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at December 31, 2024

Shares	Common Stocks: 98.8%	Value
	Pharmaceutical: 2.4%
56,738	Novo Nordisk A/S	4,920,270

	Power Conversion/Supply Equipment: 3.3%
26,765	Schneider Electric SE	6,680,128

	Retail - Apparel: 3.6%
719,800	ANTA Sports Products Ltd.	7,214,960

	Semiconductor: 12.3%
35,429	Applied Materials Inc.	5,761,818
9,245	KLA-Tencor Corp.	5,825,459
78,555	Lam Research Corp.	5,674,028
38,938	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,689,866
		24,951,171
	Web Portals: 3.6%
38,254	Alphabet Inc. - A Shares*	7,241,482

	Total Common Stocks (cost $106,854,749)	200,755,038

	Total Investments in Securities (cost $106,854,749): 98.8%	200,755,038

	Other Assets less Liabilities: 1.2%	2,418,845

	Net Assets: 100.0%	$203,173,883

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2024

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Assets
Investments in securities, at cost	$25,127,629	$7,314,765	$28,472,942
Investments in securities, at value	$18,707,196	$9,689,016	$23,879,345
Cash	122,730	31,274	-
Cash denominated in foreign currency (cost of $0, $1,860, and $3,745, respectively)	-	1,853	3,734
Receivables:
Securities sold	-	123,146	110,137
Fund shares sold	8,586	-	548
Dividends and interest	10,622	20,274	-
Tax reclaim	13,700	-	-
Due from Adviser, net	-	-	-
Prepaid expenses	3,932	5,453	1,963
Total Assets	18,866,766	9,871,016	23,995,727

Liabilities
Overdraft due to custodian bank	-	-	58,893
Payable for Fund shares redeemed	53,529	18,218	65,815
Due to Adviser, net	5,916	4,778	21,552
Accrued administration fees	2,599	520	3,722
Accrued shareholder servicing plan fees	8,782	3,651	5,464
Audit fees	18,648	25,148	25,302
CCO fees	3,201	2,804	3,560
Custody fees	5,028	6,044	8,569
Fund Accounting fees	2,694	4,758	3,428
Legal fees	4,579	2,782	4,792
Miscellaneous fees	687	509	848
Printing fees	5,338	4,159	4,729
Transfer Agent fees	10,678	7,927	12,759
Trustee fees	567	1,344	1,300
Total Liabilities	122,246	82,642	220,733

Net Assets	$18,744,520	$9,788,374	$23,774,994

Composition of Net Assets
Paid-in capital	$53,444,283	$7,464,379	$30,538,746
Total distributable earnings (loss)	(34,699,763)	2,323,995	(6,763,752)
Net Assets	$18,744,520	$9,788,374	$23,774,994

Number of shares issued and outstanding (unlimited shares authorized, no par value)	3,728,406	641,928	1,866,239

Net asset value per share	$5.03	$15.25	$12.74

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2024

	Global Energy Fund	Global Innovators Fund
Assets
Investments in securities, at cost	$11,805,129	$106,854,749
Investments in securities, at value	$9,577,544	$200,755,038
Cash	289,120	2,537,672
Cash denominated in foreign currency (cost of $2,099, and $0, respectively)	2,099	-
Receivables:
Fund shares sold	7,704	77,839
Dividends and interest	6,044	133,590
Tax reclaim	46,629	253,127
Due from Adviser, net	256	-
Prepaid expenses	6,477	33,132
Total Assets	9,935,873	203,790,398

Liabilities
Payable for securities purchased	59,587	-
Payable for Fund shares redeemed	55,225	394,079
Due to Adviser, net	-	123,748
Accrued administration fees	1,200	7,652
Accrued shareholder servicing plan fees	4,137	21,322
Audit fees	25,569	25,304
CCO fees	2,760	5,006
Custody fees	2,914	5,690
Fund accounting fees	2,788	3,509
Legal fees	1,977	2,163
Miscellaneous fees	552	688
Printing fees	3,867	4,275
Tax agent fee	-	120
Transfer agent fees	6,668	21,896
Trustee fees	294	1,063
Total Liabilities	167,538	616,515

Net Assets	$9,768,335	$203,173,883

Composition of Net Assets
Paid-in capital	$37,841,525	$103,175,700
Total distributable earnings (loss)	(28,073,190)	99,998,183
Net Assets	$9,768,335	$203,173,883

Number of shares issued and outstanding (unlimited shares authorized, no par value)	454,931	-
Net asset value per share	$21.47	-

Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding		$156,213,794
Shares of beneficial interest issued and outstanding		2,803,179
Net asset value per share		$55.73

Institutional Class shares:
Net assets applicable to shares outstanding		$46,960,089
Shares of beneficial interest issued and outstanding		824,288
Net asset value per share		$56.97

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Investment Income
Dividends*	$313,754	$250,998	$770,140
Total income	313,754	250,998	770,140

Expenses
Advisory fees	193,513	102,116	254,924
Shareholder servicing plan fees	50,330	12,254	26,297
Transfer agent fees and expenses	37,536	25,224	44,489
Fund accounting fee and expenses	6,758	8,067	7,939
Administration fees	13,891	4,902	14,296
Custody fees and expenses	13,464	14,892	28,340
Audit fees	18,351	25,067	25,067
Legal fees	29,200	12,641	28,820
Registration fees	22,059	17,649	22,059
Printing	13,603	10,922	10,616
Trustees’ fees and expenses	9,342	7,812	8,343
Insurance	2,148	1,266	4,366
CCO fees and expenses	9,709	7,485	8,765
Miscellaneous	5,264	4,405	5,157
Interest expense	738	622	4,931
Total expenses	425,906	255,324	494,409
Less: fees waived and expenses absorbed	(159,088)	(52,511)	-
Net expenses	266,818	202,813	494,409
Net Investment Income	46,936	48,185	275,731

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	975,559	161,046	(1,433,294)
Foreign currency	(1,189)	(370)	485
	974,370	160,676	(1,432,809)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,865,848)	203,426	889,914
Foreign currency	(844)	(177)	101
	(3,866,692)	203,249	890,015

Net realized and unrealized gain (loss) on investments and foreign currency	(2,892,322)	363,925	(542,794)
Net Increase (Decrease) in Net Assets from Operations	$(2,845,386)	$412,110	$(267,063)

*	Net of foreign tax withheld of $20,553, $18,201, and $48,703, respectively.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Global Energy Fund	Global Innovators Fund
Investment Income
Dividends*	$459,062	$1,998,798
Total income	459,062	1,998,798

Expenses
Advisory fees	85,227	1,559,145
Shareholder servicing plan fees	20,591	-
Investor Class	-	281,939
Transfer agent fees and expenses	23,283	-
Investor Class	-	67,986
Institutional Class	-	22,370
Fund accounting fee and expenses	5,787	21,821
Administration fees	5,454	108,092
Institutional Class	-	5,014
Custody fees and expenses	13,288	16,146
Audit fees	25,067	25,067
Legal fees	12,024	231,136
Registration fees	18,051	-
Investor Class	-	23,563
Institutional Class	-	20,357
Printing	11,728	19,654
Tax agent expense	-	10,120
Trustees’ fees and expenses	6,718	44,595
Insurance	1,541	16,104
CCO fees and expenses	8,008	36,318
Miscellaneous	4,519	14,238
Interest expense	687	2,059
Total expenses	241,973	2,525,724
Less: fees waived and expenses absorbed	(76,515)	(63,891)
Net expenses	165,458	2,461,833
Net Investment Income (Loss)	293,604	(463,035)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	358,726	29,645,523
Foreign currency	(744)	(17,668)
	357,982	29,627,855
Net change in unrealized appreciation (depreciation) on:
Investments	(709,237)	6,850,200
Foreign currency	(2,425)	(21,410)
	(711,662)	6,828,790

Net realized and unrealized gain (loss) on investments and foreign currency	(353,680)	36,456,645
Net Increase (Decrease) in Net Assets from Operations	$(60,076)	$35,993,610

*	Net of foreign tax withheld of $56,519, and $101,399, respectively.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Energy Fund		Asia Focus Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$46,936	$(95,118)	$48,185	$47,650
Net realized gain (loss) on:
Investments	975,559	1,538,656	161,046	103,513
Foreign currency	(1,189)	(8,719)	(370)	(1,524)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,865,848)	(2,677,379)	203,426	486,800
Foreign currency	(844)	1,105	(177)	747
Net increase (decrease) in net assets resulting from operations	(2,845,386)	(1,241,455)	412,110	637,186

Distributions to Shareholders
Net dividends and distributions	(45,445)	-	(149,729)	(126,416)
Return of capital	(4,905)	-	-	-
Total distributions to shareholders	(50,350)	-	(149,729)	(126,416)

Capital Transactions
Proceeds from shares sold	3,822,236	11,709,728	166,160	190,960
Reinvestment of distributions	48,002	-	120,327	104,208
Cost of shares redeemed	(10,775,504)	(9,390,945)	(1,655,626)	(927,296)
Net change in net assets from capital transactions	(6,905,266)	2,318,783	(1,369,139)	(632,128)

Total increase (decrease) in net assets	(9,801,002)	1,077,328	(1,106,758)	(121,358)

Net Assets
Beginning of period	28,545,522	27,468,194	10,895,132	11,016,490
End of period	$18,744,520	$28,545,522	$9,788,374	$10,895,132

Capital Share Activity
Shares sold	686,712	1,921,700	10,460	13,127
Shares issued on reinvestment	9,074	-	7,793	7,454
Shares redeemed	(1,958,257)	(1,619,638)	(111,226)	(63,069)
Net increase (decrease) in shares outstanding	(1,262,471)	302,062	(92,973)	(42,488)

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	China & Hong Kong Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$275,731		$124,083
Net realized gain (loss) on:
Investments	(1,433,294)		(283,913)
Foreign currency	485		(12,816)
Net change in unrealized appreciation (depreciation) on:
Investments	889,914		(5,122,961)
Foreign currency	101		7,154
Net decrease in net assets resulting from operations	(267,063)		(5,288,453)

Distributions to Shareholders
Net dividends and distributions	(270,001)		(217,472)
Total distributions to shareholders	(270,001)		(217,472)

Capital Transactions
Proceeds from shares sold	1,227,894		428,509
Reinvestment of distributions	253,197		205,736
Cost of shares redeemed	(5,785,580	)(1)	(4,632,033)
Net change in net assets from capital transactions	(4,304,489)		(3,997,788)

Total decrease in net assets	(4,841,553)		(9,503,713)

Net Assets
Beginning of period	28,616,547		38,120,260
End of period	$23,774,994		$28,616,547

Capital Share Activity
Shares sold	91,532		28,554
Shares issued on reinvestment	19,432		16,498
Shares redeemed	(468,850)		(334,631)
Net decrease in shares outstanding	(357,886)		(289,579)

(1)	Net of redemption fees of $4,435.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Energy Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$293,604	$355,529
Net realized gain (loss) on:
Investments	358,726	488,787
Foreign currency	(744)	(5,773)
Net change in unrealized appreciation (depreciation) on:
Investments	(709,237)	(760,540)
Foreign currency	(2,425)	1,572
Net increase (decrease) in net assets resulting from operations	(60,076)	79,575

Distributions to Shareholders
Net dividends and distributions	(650,040)	(503,890)
Total distributions to shareholders	(650,040)	(503,890)

Capital Transactions
Proceeds from shares sold	1,436,156	2,669,252
Reinvestment of distributions	614,234	479,183
Cost of shares redeemed	(3,669,057)	(6,846,920)
Net change in net assets from capital transactions	(1,618,667)	(3,698,485)

Total decrease in net assets	(2,328,783)	(4,122,800)

Net Assets
Beginning of period	12,097,118	16,219,918
End of period	$9,768,335	$12,097,118

Capital Share Activity
Shares sold	60,369	112,039
Shares issued on reinvestment	27,996	21,063
Shares redeemed	(151,182)	(297,297)
Net decrease in shares outstanding	(62,817)	(164,195)

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Innovators Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(463,035)	$(381,497)
Net realized gain (loss) on:
Investments	29,645,523	6,288,736
Foreign currency	(17,668)	5,063
Net change in unrealized appreciation (depreciation) on:
Investments	6,850,200	46,157,466
Foreign currency	(21,410)	22,558
Net increase in net assets resulting from operations	35,993,610	52,092,326

Distributions to Shareholders
Net dividends and distributions:
Investor Class	(17,802,827)	(5,090,318)
Institutional Class	(5,319,820)	(1,712,410)
Total distributions to shareholders	(23,122,647)	(6,802,728)

Capital Transactions
Proceeds from shares sold:
Investor Class	14,132,438	11,892,338
Institutional Class	8,569,285	6,158,411
Reinvestment of distributions:
Investor Class	17,189,254	4,925,474
Institutional Class	3,524,512	1,010,252
Cost of shares redeemed:
Investor Class	(21,724,823)	(13,753,946)
Institutional Class	(15,277,160)	(5,989,757)
Net change in net assets from capital transactions	6,413,506	4,242,772

Total increase in net assets	19,284,469	49,532,370

Net Assets
Beginning of period	183,889,414	134,357,044
End of period	$203,173,883	$183,889,414

Capital Share Activity
Shares sold:
Investor Class	240,498	244,865
Institutional Class	141,047	128,038
Shares issued on reinvestment:
Investor Class	297,032	98,628
Institutional Class	59,586	19,887
Shares redeemed:
Investor Class	(366,866)	(293,204)
Institutional Class	(248,209)	(126,312)
Net increase in shares outstanding	123,088	71,902

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Alternative Energy Fund	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.72	$5.86	$6.71	$6.19	$3.32

Income from investment operations:
Net investment income (loss)	0.01	(0.02)	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)	(0.12)	(0.80)	0.58	2.90
Total from investment operations	(0.68)	(0.14)	(0.85)	0.52	2.87

Less distributions:
From net investment income	(0.01)	-	-	-	-
From net realized gain	-	-	-	-	-
Return of capital	- (1)	-	-	-
Total distributions	(0.01)	-	-	-	-

Net asset value, end of period	$5.03	$5.72	$5.86	$6.71	$6.19

Total return	(11.85%)	(2.39)%	(12.67%)	8.40%	86.45%

Ratios/supplemental data:
Net assets, end of period (millions)	$18.7	$28.5	$27.5	$32.2	$26.9

Ratio of expenses to average net assets:
Before fee waived/recaptured	1.76%	1.79%	1.90%	1.73%	2.46%
After fees waived/recaptured (2)	1.10%	1.48%	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.47%)	(0.62%)	(0.79%)	(0.61%)	(1.40%)
After fees waived/recaptured	0.19%	(0.31%)	(0.87%)	(0.86%)	(0.92%)

Portfolio turnover rate	14.74%	16.38%	17.75%	29.03%	35.00%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.10%, prior to June 1, 2023, the limit on operating expenses was 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Asia Focus Fund	2024		2023	2022	2021	2020
Net asset value, beginning of period	$14.83		$14.17	$20.36	$23.76	$20.03

Income from investment operations:
Net investment income (loss)	0.08		0.07	0.02	(0.08)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.76	(5.73)	(1.46)	5.09
Total from investment operations	0.65		0.83	(5.71)	(1.54)	5.10

Less distributions:
From net investment income	(0.07)		(0.02)	-	-	(0.10)
From net realized gain	(0.16)		(0.15)	(0.48)	(1.86)	(1.27)
Total distributions	(0.23)		(0.17)	(0.48)	(1.86)	(1.37)

Redemption fee proceeds	-		-	-	-	- (1)

Net asset value, end of period	$15.25		$14.83	$14.17	$20.36	$23.76

Total return	4.36%		5.95%	(28.03)%	(6.32)%	25.93%

Ratios/supplemental data:
Net assets, end of period (millions)	$9.8		$10.9	$11.0	$16.4	$19.1

Ratio of expenses to average net assets:
Before fees waived	2.50%		2.43%	2.36%	1.89%	2.21%
After fees waived (2)	1.99	%(3)	1.98%	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.04%)		(0.03%)	(0.26%)	(0.26%)	(0.24%)
After fees waived	0.47%		0.42%	0.12%	(0.35%)	(0.01%)

Portfolio turnover rate	6.18%		4.04%	6.00%	29.05%	30.24%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(3)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
China & Hong Kong Fund	2024		2023		2022		2021	2020
Net asset value, beginning of period	$12.87		$15.16		$20.05		$25.92	$23.49

Income from investment operations:
Net investment income	0.15		0.07		0.08		0.05	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		(2.26)		(4.84)		(1.83)	3.20
Total from investment operations	0.01		(2.19)		(4.76)		(1.78)	3.36

Less distributions:
From net investment income	(0.14)		(0.10)		(0.05)		(0.07)	(0.20)
From net realized gain	-		-		(0.08)		(4.02)	(0.73)
Total distributions	(0.14)		(0.10)		(0.13)		(4.09)	(0.93)

Redemption fee proceeds	-	(1)	-		-		- (1)	-	(1)

Net asset value, end of period	$12.74		$12.87		$15.16		$20.05	$25.92

Total return	0.07%		(14.46%)		(23.71%)		(6.70%)	14.54%

Ratios/supplemental data:
Net assets, end of period (millions)	$23.8		$28.6		$38.1		$56.7	$66.5

Ratio of expenses to average net assets: (2)	1.94	%(3)	1.82	%(3)	1.71	%(3)	1.50%	1.60	%(3)

Ratio of net investment income to average net assets:	1.08%		0.36%		0.45%		0.20%	0.59%

Portfolio turnover rate	8.63%		5.18%		17.46%		29.82%	45.40%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(3)	If interest expense had been excluded, expenses would have been lowered by 0.02% for the year ended December 31, 2024 and 0.01% , 0.01% and 0.02% for the years ended December 31, 2023, 2022 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Global Energy Fund	2024		2023		2022		2021		2020
Net asset value, beginning of period	$23.36		$23.78		$17.73		$12.47		$19.62

Income from investment operations:
Net investment income	0.77		0.95		0.74		0.49		0.45
Net realized and unrealized gain (loss) on investments and foreign currency	(1.14)		(0.36)		5.35		5.23		(7.15)
Total from investment operations	(0.37)		0.59		6.09		5.72		(6.70)

Less distributions:
From net investment income	(1.52)		(1.01)		(0.04)		(0.46)		(0.45)
From net realized gain	-		-		-		-		-
Total distributions	(1.52)		(1.01)		(0.04)		(0.46)		(0.45)

Net asset value, end of period	$21.47		$23.36		$23.78		$17.73		$12.47

Total return	(1.72%)		2.60%		34.33%		45.98%		(34.22%)

Ratios/supplemental data:
Net assets, end of period (millions)	$9.8		$12.1		$16.2		$12.3		$8.7

Ratio of expenses to average net assets
Before fees waived/recaptured	2.13%		2.13%		1.91%		1.99%		2.56%
After fees waived/recaptured (1)	1.46	%(2)	1.47	%(2)	1.46	%(2)	1.46	%(2)	1.46	%(2)

Ratio of net investment income to average net assets
Before fees waived/recaptured	1.91%		2.01%		2.55%		2.40%		2.39%
After fees waived/recaptured	2.58%		2.67%		3.00%		2.93%		3.49%

Portfolio turnover rate	9.97%		10.45%		70.54%		49.58%		15.49%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.45%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(2)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2024 and 0.02%, 0.01%, 0.01% and 0.01% for the years ended December 31, 2023, 2022, 2021 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Global Innovators Fund - Investor Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.25	$39.01	$62.04	$60.53	$45.66

Income from investment operations:
Net investment income (loss)	(0.16)	(0.14)	(0.07)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	$10.63	15.39	(18.08)	12.77	16.53
Total from investment operations	10.47	15.25	(18.15)	12.57	16.47

Less distributions:
From net investment income	-	-	-	-	-
From net realized gain	(6.99)	(2.01)	(4.88)	(11.06)	(1.60)
Total distributions	(6.99)	(2.01)	(4.88)	(11.06)	(1.60)

Net asset value, end of period	$55.73	$52.25	$39.01	$62.04	$60.53

Total return	19.54%	39.34%	(29.67%)	21.52%	36.17%

Ratios/supplemental data:
Net assets, end of period (millions)	$156.2	$137.5	$100.7	$161.4	$147.8

Ratio of expenses to average net assets:
Before fees waived/recaptured	1.25%	1.28%	1.27%	1.17%	1.24%
After fees waived/recaptured (1)	1.24%	1.24%	1.24%	1.24%	1.24%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.29%)	(0.34%)	(0.17%)	(0.25%)	(0.10%)
After fees waived/recaptured	(0.28%)	(0.30%)	(0.14%)	(0.32%)	(0.10%)

Portfolio turnover rate	25.34%	8.77%	14.66%	19.01%	14.44%

(1)	The Adviser has contractually agreed to limit the operating expenses to 1.24% excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Global Innovators Fund - Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.16	$39.56	$62.68	$60.89	$45.84

Income from investment operations:
Net investment income (loss)	(0.02)	(0.02)	0.06	(0.04)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	10.82	15.63	(18.30)	12.89	16.60
Total from investment operations	10.80	15.61	(18.24)	12.85	16.67

Less distributions:
From net investment income	-	-	-	-	(0.02)
From net realized gain	(6.99)	(2.01)	(4.88)	(11.06)	(1.60)
Total distributions	(6.99)	(2.01)	(4.88)	(11.06)	(1.62)

Net asset value, end of period	$56.97	$53.16	$39.56	$62.68	$60.89

Total return	19.83%	39.70%	(29.51%)	21.86%	36.46%

Ratios/supplemental data:
Net assets, end of period (millions)	$47.0	$46.3	$33.6	$64.6	$55.2

Ratio of expenses to average net assets:
Before fees waived	1.10%	1.13%	1.10%	0.99%	1.07%
After fees waived (1)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.14%)	(0.19%)	0.01%	(0.08%)	0.06%
After fees waived	(0.03%)	(0.05%)	0.12%	(0.08%)	0.14%

Portfolio turnover rate	25.34%	8.77%	14.66%	19.01%	14.44%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund’s Institutional Class to 0.99%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers nine separate, series portfolios, each of which has a unique investment objective and strategies. This report covers the five open-end mutual funds: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Each Fund is a diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund began operations on March 31, 2006. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financials Statements and there are no resources allocated to the Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 - Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) to hedge against foreign exchange fluctuations on foreign-denominated investments under which they are obligated to exchange currencies at specific future dates and at specified rates. All commitments are “marked-to-market” daily and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Funds record realized gains or losses at the time the forward contract is settled. Risks may arise upon entering these contracts from the potential inability of a counter party to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. Counterparties to these contracts are major U.S. financial institutions. Please refer to Note 8 for further information on forward foreign currency contracts held in each Fund.

C.	Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees.

D.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

E.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

F.	Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method. Expenses such as distribution and service fees, transfer agent fees and expenses with respect to the Global Innovators Fund, that are specific to individual share classes are accrued directly to the respective share class.

G.	Cash overdraft. Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of BBH Overdraft Base Rate plus 2.00%. Payables, if any, are reflected as Overdraft Due to Custodian Bank in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Interest Expense in the Statements of Operations.

H.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds’ investments and any income generated, as well as the Funds’ ability to repatriate such amounts.

I.	Other Risks.

China Currency Risk. The Funds’ investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

J.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K.	Reclassifications. Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or new asset value per share and were primarily attributed to differences in the treatment of foreign currency and net investment losses. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified as follows:

	Distributable Earnings/(Losses)	Paid in Capital
Alternative Energy Fund	$-	$-
Asia Focus Fund	-	-
China & Hong Kong Fund	-	-
Global Energy Fund	7,806	(7,806)
Global Innovators Fund	-	-

L.	Indemnifications. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

M.	Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 2020 through 2023, and as of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the following annual rates based upon the average daily net assets of the Funds:

Alternative Energy Fund	0.80%
Asia Focus Fund	1.00%
China & Hong Kong Fund	1.00%
Global Energy Fund	0.75%
Global Innovators Fund	0.75% on the 1st $500 million, 0.60% thereafter

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N1-A), fees and expenses related to services for reclamation or recollection of foreign taxes withheld, dividends on short positions and extraordinary expenses) by reducing all or a portion of its fees and reimbursing the Fund for expenses so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limit	Expiration Date
Alternative Energy Fund	1.10%	June 30, 2027
Asia Focus Fund	1.98%	June 30, 2027
China & Hong Kong Fund	1.98%	June 30, 2027
Global Energy Fund	1.45%	June 30, 2027
Global Innovators Fund - Investor Class	1.24%	June 30, 2027
Global Innovators Fund - Institutional Class	0.99%	June 30, 2027

The expense ratios shown in the financial highlights may exceed these levels due to expenses incurred, but not covered by the expense limitation agreement.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

To the extent that the Adviser waives fees and/or absorbs expenses it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed and recaptured previously waived subject to the applicable cap. For the year ended December 31, 2024, the Adviser waived fees and absorbed expenses as follows:

Fees waived and Expenses Absorbed
Alternative Energy Fund	$159,088
Asia Focus Fund	52,511
Global Energy Fund	76,515
Global Innovators Fund	63,891
Total	$352,005

At December 31, 2024, the Adviser may recapture a portion of the following amounts that had been paid and/or waived on behalf of the Funds no later than the dates as stated below:

	December 31,
Fund	2025	2026	2027	Total
Alternative Energy Fund	$-	$69,017	$159,088	$228,105
Asia Focus Fund	47,853	50,668	52,511	151,032
Global Energy Fund	74,959	87,577	76,515	239,051
Global Innovators Fund	78,183	98,690	63,891	240,764

Foreside Fund Services, LLC acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Mutual Fund Administration, LLC (the “Administrator”) acts as the Funds’ administrator under an administration agreement. The fees paid to the Administrator for the period ended December 31, 2024, are reported on the Statements of Operations.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds. The fees paid for CCO services for the year ended December 31, 2024, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the year ended December 31, 2024, are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 4 - Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Board of Trustees has not authorized the Funds to make payment under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 5 - Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of its daily average net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Global Innovators Fund – Institutional Class shares do not participate in the Shareholder Servicing Plan.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

The fees paid under the Shareholder Servicing Plan for the year ended December 31, 2024, are reported on the Statements of Operations.

Note 6 - Investment Transactions

The following table presents purchases and sales of securities during the year ended December 31, 2024, excluding short-term investments, to indicate the volume of transactions in each Fund.

	Purchases	Sales
Alternative Energy Fund	$3,521,468	$9,597,919
Asia Focus Fund	625,804	2,088,245
China & Hong Kong Fund	2,205,803	6,465,811
Global Energy Fund	1,118,256	3,177,082
Global Innovators Fund	51,448,571	66,649,539

The Funds did not purchase U.S. Government securities as a part of their long-term investment strategy during the year ended December 31, 2024.

Note 7 - Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Basic Materials	$866,147	$-	$-	$866,147
Consumer, Cyclical	1,805,009	-	-	1,805,009
Energy	1,956,741	-	-	1,956,741
Industrial	8,023,117	-	-	8,023,117
Technology	1,839,295	-	-	1,839,295
Utilities	4,216,887	-	-	4,216,887
Total Investments, at value	18,707,196	-	-	18,707,196
Total Assets	$18,707,196	$-	$-	$18,707,196

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$1,738,676	$-	$-	$1,738,676
Consumer, Cyclical	1,147,051	-	-	1,147,051
Consumer, Non-cyclical	1,421,480	-	-	1,421,480
Financial	1,152,517	-	-	1,152,517
Industrial	1,514,888	-	-	1,514,888
Technology	2,714,404	-	-	2,714,404
Total Investments, at value	9,689,016	-	-	9,689,016
Total Assets	$9,689,016	$-	$-	$9,689,016

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$3,655,218	$-	$-	$3,655,218
Consumer, Cyclical	7,296,331	-	-	7,296,331
Consumer, Non-cyclical	3,748,871	-	-	3,748,871
Energy	1,206,354	-	-	1,206,354
Financial	4,125,858	-	-	4,125,858
Industrial	3,108,500	-	-	3,108,500
Technology	738,213	-	-	738,213
Total Investments, at value	23,879,345	-	-	23,879,345
Total Assets	$23,879,345	$-	$-	$23,879,345

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Energy	$9,570,978	$-	$-	$9,570,978
Financial	6,566	-	-	6,566
Total Investments, at value	9,577,544	-	-	9,577,544
Total Assets	$9,577,544	$-	$-	$9,577,544

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$28,714,732	$-	$-	$28,714,732
Consumer, Cyclical	7,214,960	-	-	7,214,960
Consumer, Non-cyclical	29,946,613	-	-	29,946,613
Financial	29,321,125	-	-	29,321,125
Industrial	27,232,403	-	-	27,232,403
Technology	78,325,205	-	-	78,325,205
Total Investments, at value	200,755,038	-	-	200,755,038
Total Assets	$200,755,038	$-	$-	$200,755,038

Note 8 - Forward Foreign Currency Contracts

In order to hedge their portfolio and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Funds may enter into forward foreign currency contracts that obligate them to exchange currencies at specified future dates. At the maturity of a forward contract, a Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of the portfolio securities sold. It may also terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward values of amounts due are netted against the forward value of the currency to be delivered, and the net amount is shown as a receivable or payable in the financial statements. The Funds do not have any outstanding forward contracts as of December 31, 2024.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

Note 9 - Tax Matters

As of December 31, 2024, the tax bases of investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Cost of investments for tax purposes	$25,128,972	$7,573,583	$28,500,642
Gross tax unrealized appreciation	2,494,587	4,088,510	4,683,226
Gross tax unrealized depreciation	(8,916,363)	(1,973,077)	(9,304,523)
Net tax unrealized appreciation (depreciation) on investments	(6,421,776)	2,115,433	(4,621,297)
Net tax unrealized appreciation (depreciation) on foreign-currency denominated assets and liabilities	(1,855)	(121)	(18)
Net tax unrealized appreciation (depreciation)*	(6,423,631)	2,115,312	(4,621,315)
Undistributed net ordinary income	-	47,759	118,313
Undistributed Long-Term Capital Gains	-	160,988	-
Post October loss	(387,461)	(64)	(382,258)
Capital loss carryforward	(27,888,671)	-	(1,878,492)
Total accumulated gain/(loss)	$(34,699,763)	$2,323,995	$(6,763,752)

	Global Energy Fund	Global Innovators Fund
Cost of investments for tax purposes	$11,870,979	$106,948,486
Gross tax unrealized appreciation	571,455	95,277,078
Gross tax unrealized depreciation	(2,864,890)	(1,470,526)
Net tax unrealized appreciation (depreciation) on investments	(2,293,435)	93,806,552
Net tax unrealized appreciation (depreciation) on foreign-currency denominated assets and liabilities	(2,629)	3,250
Net tax unrealized appreciation (depreciation)*	(2,296,064)	93,809,802
Undistributed net ordinary income	895	673,125
Undistributed Long-Term Capital Gains	-	5,515,256
Post October loss	(7,500)	-
Capital loss carryforward	(25,770,521)	-
Total accumulated gain/(loss)	$(28,073,190)	$99,998,183

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

As of December 31, 2024, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
No Expiration Long-term	$27,723,921	$-	$1,743,325	$22,408,387	$-
No Expiration Short-term	164,750	-	135,167	3,362,134	-
Total	$27,888,671	$-	$1,878,492	$25,770,521	$-

For the year ended December 31, 2024, the Alternative Energy Fund and the Global Energy Fund, utilized capital losses carryforwards of $1,364,040 and $409,217, respectively.

The tax character of distributions (other than return of capital distributions) paid during 2024 and 2023 fiscal years are as follows:

	2024		2023
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Alternative Energy Fund	$50,350	$-	$-	$-
Asia Focus Fund	46,221	103,508	13,875	112,541
China & Hong Kong Fund	270,001	-	217,472	-
Global Energy Fund	650,040	-	503,890	-
Global Innovators Fund	-	23,122,647	-	6,802,728

*	The Alternative Energy Fund had $4,905 return of capital distribution in 2024.

Note 10 - New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

At a meeting of the Board of Trustees of the Trust held on February 24, 2025, the Board of Trustees approved the amendment to the Advisory Agreement related to the Global Innovators Fund. Effective February 24, 2025, the Advisory agreement changed from 0.75% of average daily net assets up to $500 million and 0.60% of average daily net assets in excess of $500 million to 0.75% of average daily net assets up to $250 million and 0.50% of average daily net assets in excess of $250 million.

At a meeting of the Board of Trustees of the Trust held on December 9, 2024, the Board of Trustees appointed Jeffrey Long and Amanda Parness to serve as Trustees of the Trust for an indefinite term. Mr. Long and Ms. Parness were determined to be “disinterested” in accordance with Section 2(a)(19) of the Investment Company Act of 1940, as amended. Each of Mr. Long and Ms. Parness were appointed to serve as members of the Audit Committee and the Governance and Nominating Committee. Mr. Long was also determined to qualify as an “audit committee financial expert”.

Effective December 31, 2024, Susan J. Penry-Williams resigned as a Trustee of the Guinness Atkinson Funds.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 - Continued

Supplemental Information (Unaudited)

For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alternative Energy Fund	100%
Asia Focus Fund	100%
China & Hong Kong Fund	100%
Global Energy Fund	100%
Global Innovators Fund	N/A

For the year ended December 31, 2024, pursuant to Section 853(b)(3) of the Internal Revenue Code, the Asia Focus Fund and the Global Innovators Fund designate $103,508 and $23,122,647 respectively, as long-term capital gains.

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Funds designate the following income earned from foreign sources and foreign taxes paid for the year ended December 31, 2024:

	Foreign Sourced Income		Foreign Taxes Paid
	Total Amount	Per Share Amount	Total Amount	Per Share Amount
Alternative Energy Fund	$198,867	$0.05	$20,553	$0.01
Asia Focus Fund	253,951	0.40	18,201	0.03
China & Hong Kong Fund	816,549	0.44	48,703	0.03
Global Energy Fund	363,722	0.80	56,519	0.12
Global Innovators Fund	N/A	N/A	N/A	N/A

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Guinness Atkinson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Alternative Energy Fund, Asia Focus Fund, China & Hong Kong Fund, Global Energy Fund and Global Innovators Fund (the “Funds”), each a series of Guinness Atkinson Funds (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2025

Guinness Atkinson Funds
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

GUINNESS ATKINSON
FUNDS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2011.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025